Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Significant Assets and Liabilities Denominated in Foreign Currencies (Detail)
¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 JPY (¥)
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,730,484	$ 3,065,296		$ 114,581,814			$ 91,223,195
Financial liabilities	$ 3,361,523	$ 2,902,995		103,249,185			86,393,137
Exchange Rate	US$1=NT$30.715	US$1=NT$29.76	US$1=NT$32.25
Exchange Rate	US$1=NT$30.715	US$1=NT$29.76	US$1=NT$32.25
US Dollar [member] | US dollar equals to Chinese yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,299,391	$ 1,193,369			¥ 39,910,801			¥ 35,514,653
Financial liabilities	$ 1,216,654	$ 1,007,629			¥ 37,369,521			¥ 29,987,042
Exchange Rate	US$1=CNY6.8632	US$1=CNY6.5342
Exchange Rate	US$1=CNY6.8632	US$1=CNY6.5342
Japanese Yen [Member] | Japanese yen equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				1,227,583		¥ 4,412,591	1,322,436		¥ 5,005,435
Financial liabilities				$ 2,059,131		7,401,621	$ 1,430,822		5,415,677
Exchange Rate	JPY1=NT$0.2782	JPY1=NT$0.2642
Exchange Rate	JPY1=NT$0.2782	JPY1=NT$0.2642
Japanese Yen [Member] | Japanese yen equals to US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,827,400	$ 2,143,530				6,568,657			8,113,284
Financial liabilities	$ 1,957,333	$ 2,271,811				¥ 7,035,704			¥ 8,598,832
Exchange Rate	JPY1=US$0.0091	JPY1=US$0.0089
Exchange Rate	JPY1=US$0.0091	JPY1=US$0.0089